COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	2 Months Ended	12 Months Ended
	Mar. 12, 2019 Aircraft	Dec. 31, 2018 USD ($) Aircraft	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Aircraft	Feb. 28, 2018 Aircraft
COMMITMENTS AND CONTINGENCIES [Abstract]
Number of aircraft with guaranteed residual value				3
Term of lease				12 years
Residual value guarantee fees received | $				$ 6.6
Amortization period for residual value guarantee fees				12 years
Notice period for lessor to exercise rights to residual value guarantee				11 months
Residual value guarantee fees recognized as income | $		$ 0.6	$ 0.6
Commitments and Contingencies [Abstract]
Number of aircraft committed to be sold		12
Subsequent Event [Member]
Commitments and Contingencies [Abstract]
Number of aircraft sold	9
Flight Equipment Held For Operating Lease [Member]
Commitments and Contingencies [Abstract]
Number of aircraft sold				13
Portfolio B [Member] | A320neo [Member]
Commitments and Contingencies [Abstract]
Number of aircraft to be acquired on operating leases					21
Portfolio C [Member] | A320neo [Member] | Maximum [Member]
Commitments and Contingencies [Abstract]
Number of aircraft to be acquired under options, not subject to lease, and delivered between 2019 and 2025					20
Number of aircraft to be acquired under options, not subject to lease, and delivered between 2020 and 2025					17